Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616